RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Balances And Transactions
RELATED PARTY BALANCES AND TRANSACTIONS

26.	RELATED PARTY BALANCES AND TRANSACTIONS

In addition to the transactions detailed elsewhere in the consolidated financial statements, the Group had the following transactions and balances with related companies:

(a)	Commercial transactions with related companies

		Year Ended December 31,
		2020	2021	2022	2022
		CNY	CNY	CNY	US$

Interest income received from Feishang Enterprise(a)	(i)	6,792	3,396	—	—

CHNR’s share of office rental, rates and others to Anka Consultants Limited (“Anka”)(b)	(ii)	1,368	1,343	1,175	170
Feishang Management's share of office rental to Feishang Enterprise(a)	(iii)	166	166	166	24
Shenzhen New PST’s share of office rental to Feishang Enterprise(a)	(iv)	90	90	90	13

(i)	The Company's subsidiary, Shanghai Onway, entered into a series of contracts to provide a loan amounting to CNY80,000 at an interest rate of 9% per annum to Feishang Enterprise from March 2, 2018 to June 30, 2021.

(ii)

The Company signed a contract with Anka to lease 184 square meters of office premises for two years, from July, 2018 to June 30, 2020, and extended it to June 30, 2024. The agreement also provides that the Company shares certain costs and expenses in connection with its use of the office, in addition to some of the accounting and secretarial services and day-to-day office administration services provided by Anka.

(iii)	On January 1, 2018, Feishang Management signed an office-sharing agreement with Feishang Enterprise. Pursuant to the agreement, Feishang Management shares 40 square meters of office premises for 33 months. Feishang Management signed a new contract with Feishang Enterprise in October 2022, which will expire on September 30, 2023.

(iv)	Shenzhen New PST signed a contract with Feishang Enterprise to lease 96 meters of office premises for 12-month period, from March 14, 2021 to March 13, 2022 and renewed the contract with same terms for another 12-month period from March 14, 2022 to March 13, 2023.

(a)	Feishang Enterprise is controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

(b)	Anka is jointly owned by Mr. Wong Wah On Edward and Mr. Tam Cheuk Ho, who are officers of the Company.

(b)	Balances with related companies

The Group’s balances with related companies are unsecured and non-interest bearing. Feishang Enterprise and the Shareholder have provided letters stating their continuous financial support to the Group and that they will not recall any amounts due to them until the Group has sufficient liquidity to finance its operations. The balances are summarized as follows:

		December 31,
		2021	2022	2022
		CNY	CNY	US$

Current:
Payable to related companies:
Feishang Enterprise(a)	(i)	3,019	495	72
Anka Capital Limited (“Anka Capital”)(b)	(iii)	2,691	2,913	422
		5,710	3,408	494

Payable to the Shareholder:
Feishang Group(a)	(ii)	14,050	7,153	1,037
		14,050	7,153	1,037

Dividend payables to related companies:
Qianhai Industrial(c)	(iv)	5,048	—	—
		5,048	—	—

Lease liabilities to related parties:
Anka(b)		372	1,022	148
		372	1,022	148

(i)	The payable to Feishang Enterprise by Feishang Management represents the net amount of advances from Feishang Enterprise. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(ii)	The payable to Feishang Group represents the net amount of advances from Feishang Group. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(iii)	The payable to Anka Capital represents the net amount of advances from Anka Capital. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(iv)	The dividend payable to Qianhai Industrial represents the declared dividend that was approved at the shareholder meeting of Shenzhen Qianhai on June 22, 2021 prior to the acquisition of PST Technology and its subsidiaries by the Group. It was paid by Shenzhen Qianhai as of December 31, 2022.

(a)	Feishang Enterprise and Feishang Group are controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

(b)	Anka Capital and Anka are each jointly owned by Mr. Wong Wah On Edward and Mr. Tam Cheuk Ho, who are officers of the Company.

(c)	Qianhai Industrial is controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

(c)	Compensation of key management personnel of the Group

	Year Ended December 31,
	2021	2022	2022
	CNY	CNY	US$
Wages, salaries and allowances	1,154	1,171	170
Housing funds	17	16	2
Contribution to pension plans	68	65	9

	1,239	1,252	181

The amounts disclosed in the table are the amounts recognized as expenses during the respective period related to key management personnel.